Convertible Redeemable Preferred Stock And Stockholders' Deficit	12 Months Ended
Dec. 31, 2020
Convertible Redeemable Preferred Stock And Stockholders' Deficit [Abstract]
Convertible Redeemable Preferred Stock And Stockholders' Deficit
8. CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Preferred Stock
Convertible Redeemable Preferred Stock is recorded at their initial fair value, equal to the original issuance price, net of issuance costs and discounts.
In 2016 through 2020, the Company issued Series A, Series B and Series
B-1
convertible redeemable preferred stock, par value of $0.0001 per share (“Series A,” “Series B,”
“Series B-1,”
respectively) (collectively, the “Convertible Redeemable Preferred Stock”) as follows:

•	In 2016, the Company issued 2,000,000 shares of Series A at $1.00 per share for $ 1.9 million, net of issuance cost of $75 thousand.

•	In 2017, the Company issued 6,794,278 shares of Series B at $2.10 per share for $14.2 million, net of issuance cost of $99 thousand.

•
In 2018, the Company issued 2,930,949 shares of Series B at $2.10 per share for $6.1 million, net of issuance cost of $22 thousand. This is further adjusted for the fair value of the contingent forward contract liability of $679 thousand on settlement date (See “Milestone Closing” below).

•	In January 2019, the Company issued 28,571 shares of Series B at $2.10 per share for $60 thousand with no issuance cost.

•	Between August 2019 and November 2019, the Company issued 11,166,941 shares of Series B-1 at $5.5757 per share for $61.9 million, net of issuance cost of $396 thousand.

•	No shares were issued during the year ended December 31, 2020.
The Company’s Convertible Redeemable Preferred Stock contains the following rights:
Liquidation Rights
: In the event of any liquidation, dissolution, or
winding-up
of the Company, whether voluntary or involuntary, or deemed liquidation event (a “Liquidation Event”), before any distribution or payment shall be made to holders of common stock, each holder of Convertible Redeemable Preferred Stock then outstanding shall be entitled to be paid, pro rata, out of the assets of the Company available for distribution to stockholders whether from capital, surplus, or earnings, an amount equal to the
Series B-1,
Series B, and Series A original issue price per share of $5.5757, $2.10 and $1.00 (as adjusted for any stock dividend, stock split, combination or other similar recapitalization with respect to such shares) with respect to the Series
B-1,
Series B and Series A, respectively, plus all declared and unpaid distributions thereon. If, upon the occurrence of such event, the assets and funds to be distributed among the holders of the Convertible Redeemable Preferred Stock shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the holders of the Convertible Redeemable Preferred Stock shall receive a pro rata distribution of assets, on a pari passu
basis, according to the amounts which would be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to said shares were paid in full.
Upon completion of the full distribution required above, the remaining assets of the Company available for distribution to members shall be distributed pari passu among the holders of common stock pro rata based on the number of the common stock held by each member.
Conversion Provision:
Each share of Convertible Redeemable Preferred Stock is convertible, at the option of the holder, into one fully paid nonassessable share of common stock. The conversion formula is adjusted for such events as dilutive issuances, stock splits, or business combinations. The conversion price for Series A, Series B and Series
B-1
was $1.00, $2.10 and $5.58, respectively, at December 31, 2020 and 2019. Each share of Convertible Redeemable Preferred Stock shall automatically convert into one share of common stock at the applicable conversion price upon the earlier of (1) vote or written consent of the holders of at least 60.00% of the outstanding Preferred Stock (calculated on an as-converted
basis), voting as a class; provided, that the vote or written consent of the holders of at least 60.00% of the outstanding Series
B-1
shall be required for the conversion of any shares of Series
B-1
into common stock, or (2) immediately before the closing of the sale of shares of common stock to the public in a firm-commitment underwritten public offering at a price per share not less than $8.36355 (as adjusted for any stock dividend, stock split, combination or other similar recapitalization with respect to such shares) and resulting in at least $50.0 million of gross proceeds to the Company, net of the underwriting discount and commissions (such transaction, a “Qualified Offering”).
Dividends
: The holders of Convertible Redeemable Preferred Stock are entitled to receive non-cumulative
dividends in the amount equal to $0.08, $0.168 and $0.4461 for the Series A, Series B and Series
B-1,
respectively, per share per year only if, and when declared by the Board of Directors (“the Preferred Dividends”). As of December 31, 2020, no dividends have been declared. In addition, the holders of Convertible Redeemable Preferred Stock are entitled to receive dividends on an as-if-converted
basis if dividends are granted to the holders of the common stock.

Voting Rights
: The holders of Convertible Redeemable Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which such Convertible Redeemable Preferred Stock are convertible, and with respect to such vote, such holder shall have full voting rights and powers equal to the voting rights and powers of the holders of common stock, and shall be entitled, notwithstanding any provision hereof, to notice of any stockholders’ meeting in accordance with the Company’s bylaws. Except as provided by law of the other provisions of the Company’s certificate of incorporation, the holders of Convertible Redeemable Preferred Stock and the holders of common stock shall vote together on an as-converted
basis and not as separate classes.
Antidilution Adjustment
—Subject to certain exceptions, if the Company issues additional common stock without consideration or for consideration per share less than the conversion price with respect to such series of the Convertible Redeemable Preferred Stock in effect immediately before the issuance of such additional shares, the conversion price of such series of Convertible Redeemable Preferred Stock in effect immediately before each such issuance shall automatically be adjusted. The new conversion price for such series of Convertible Redeemable Preferred Stock shall be determined by multiplying the conversion price for such series of Convertible Redeemable Preferred Stock then in effect by a fraction, the numerator of which will be the number of common shares outstanding immediately before such issuance, plus the number of shares that the aggregate consideration received by the Company for such issuance would purchase at such conversion price then in effect, and the denominator of which will be the number of common shares outstanding immediately before such issuance, plus the number of such additional common shares to be issued.
Classification
—The Convertible Redeemable Preferred Stock is contingently redeemable upon certain deemed liquidation events such as a merger, whereby 50% of the Company’s voting power is transferred or a sale of all or substantially all the assets of the Company. The Convertible Redeemable Preferred Stock is not mandatorily redeemable, but since a deemed liquidation event would constitute a redemption event outside of the Company’s control, all shares of Convertible Redeemable Preferred Stock have been presented outside of permanent equity in mezzanine equity on the balance sheets. The Convertible Redeemable Preferred Stock has not been adjusted to its redemption amount as deemed liquidation event is not considered probable.
In addition to the rights described above, the Series B convertible redeemable preferred stock contained the following additional closing rights:
Milestone Closing –
At the Milestone Closing (defined as the earlier of (a) 10 business days following the completion of certain milestone events or (b) the date of a voluntary election by either specified investor), the Company was required to sell, and the specified investors were required to purchase, 2.9 million shares in aggregate of the Series B at the specified price of $2.10 per share (referred to as the “contingent forward contract”). The milestone event refers to certain technical milestones that were required to occur no later than December 31, 2018 assuming a material adverse change has not occurred since the initial closing of the Series B financing. Such milestone event occurred in October 2018 and 2.9 million shares were issued at the specified price of $2.10 per share.
The Milestone Closing provision represented a contingent forward contract that had been determined to be a freestanding financial instrument. The contingent forward contract qualified for liability classification and was initially measured at fair value, with subsequent changes in fair value recorded in earnings. The contingent forward option was settled in October 2018.
Sale of Additional Shares –
After the initial closing of the Series B financing on or before the Milestone Closing, the Company had the ability to sell, on the same terms and conditions as applicable to the initial issuance, up to 1.1 million additional shares of the Series B convertible redeemable preferred stock authorized but not sold at the Initial Closing (the “Additional Shares”), to one or more purchasers (the “Additional Purchasers”). During the year ended December 31, 2019, the Company sold an additional 29 thousand shares subsequent to the initial closing of the Series B financing. The difference between the fair value of the Series B convertible redeemable preferred stock at the transaction date and the price paid is recorded as a deemed dividend. During the year ended December 31, 2019, Company recorded deemed dividends of $9 thousand. Such deemed dividend is included in the carrying value of the Series B convertible redeemable preferred stock and recorded through additional paid in capital.
Common Stock
No dividends shall be paid on any common stock, unless and until the Preferred Dividends are paid on each outstanding share of Convertible Redeemable Preferred Stock; provided, that after the payment of the Preferred Dividends, any additional dividends shall be distributed among the holders of common stock and Convertible Redeemable Preferred Stock in proportion to the number of shares of common stock that would be held such holders on an as-converted
basis.
In August 2019, the Company issued 31,765 shares of common stock to UMD in consideration for Additional Patents. These shares were recorded at fair value of $52 thousand, based on the fair value of common stock given as consideration on the exercise of the option. In December 2020, the Company issued 299,946 shares of common stock to Duke. These shares were recorded at fair value of $2.9 million based on the fair value of common stock given as consideration. See
Note 5

—

Agreements with UMD and Duke
for further information.
Upon incorporation of the Company, the founders of the Company (the “Founders”) purchased an aggregate 4.0 million shares of common stock at a purchase price $0.0025 per share. Subsequently, on July 25, 2016, upon the introduction of a new third party investor, the Company imposed a share restriction on an aggregate of 3.0 million of the Founders’ shares (the “Restricted Shares”). If the Founders terminate their relationship with the Company for any reason, the Company will have the right to repurchase such shares for the initial purchase price and the repurchase period will begin from such termination date until 120 days after the termination date; provided, however that if the Founders terminate their relationship with the Company or are otherwise terminated for good cause (each, a “Release Event”), in each case, within 12 months of a deemed liquidation event, the Company may not repurchase the shares. Payment for the Restricted Shares will be made in cash if the Company exercises its option to repurchase the Founder’s shares. Of the 3.0 million Restricted Shares subject to the repurchase option, 1/48 th
of the Restricted Shares shall be released from the repurchase option on each monthly anniversary from July 25, 2016 until all Restricted Shares are released from the repurchase option. Once the Restricted Shares vest, there are no other vesting conditions associated with the Restricted Shares. See
Note 10

—

Share Based Compensation
for further information.
Common Stock Reserved for Issuance
The Company’s common stock reserved for future issuances are as follows:

	As of December 31,
	2020	2019
Series A	2,000,000	2,000,000
Series B	9,753,798	9,753,798
Series B-1	11,166,941	11,166,941
Stock options outstanding	5,400,426	3,441,798
Preferred stock warrants	2,050,463	2,050,463
Shares available for future grant	1,801,680	4,186,760

Total common stock reserved	32,173,308	32,599,760